Financial - risk management objectives and policies - Effect in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial risk management objectives and policies [Line Items]
Increase in exchange rate basis points	10.00%	10.00%	10.00%
Decrease in exchange rate basis points	(10.00%)	(10.00%)	(10.00%)
Exchange rate increased effect on income	$ 58,032	$ 56,122	$ 7,591
Exchange rate decreased effect on income	(58,032)	(56,122)	(7,083)
Sociedad Minera Cerro Verde S.A.A.
Disclosure of financial risk management objectives and policies [Line Items]
Exchange rate increased effect on income	123,181	140,420	112,080
Exchange rate decreased effect on income	$ (123,181)	$ 140,420	$ 112,080
Sociedad Minera Cerro Verde S.A.A. | Currency exchange rates
Disclosure of financial risk management objectives and policies [Line Items]
Increase in exchange rate basis points	5.00%	5.00%	5.00%
Decrease in exchange rate basis points	(5.00%)	(5.00%)	(5.00%)
Exchange rate increased effect on income	$ (23,801)	$ (7,782)	$ 20,656
Exchange rate decreased effect on income	$ 23,801	$ 7,782	$ (20,656)